Significant Accounting Estimates and Judgments (Details)	12 Months Ended
	Jun. 30, 2024 R$ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023
Significant accounting estimates and judgments [Line Items]
Revenue, percentage	2.30%	2.30%
Unrecognized revenue	(2.30%)	(2.30%)
Price considered for base date | (per share)	R$ 5.05	$ 5.05
Bottom of Range [Member]
Significant accounting estimates and judgments [Line Items]
Nominal discount rate	6.56%	6.56%	6.56%
Top of Range [Member]
Significant accounting estimates and judgments [Line Items]
Nominal discount rate	16.76%	16.76%	16.76%
Bahia [Member] | Soybean [Member]
Significant accounting estimates and judgments [Line Items]
Price considered for base date	R$ 104.22
Maranhão [Member] | Soybean [Member]
Significant accounting estimates and judgments [Line Items]
Price considered for base date	105.33
Mato Grosso [Member] | Soybean [Member]
Significant accounting estimates and judgments [Line Items]
Price considered for base date	105.67
Piauí [Member] | Soybean [Member]
Significant accounting estimates and judgments [Line Items]
Price considered for base date	106.4
Minas Gerais [Member] | Soybean [Member]
Significant accounting estimates and judgments [Line Items]
Price considered for base date	R$ 105.67